Other gains, net (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Foreign currency exchange gains/(losses)	¥ (1,721)	¥ 4,005	¥ 30,744
(Losses)/Gains on disposal of property, plant and equipment and intangible assets, net	16,430	22,993	(1,779)
Government grants	28,946	26,788	22,512
Others, net	(12,079)	17,195	9,031
Other Operating Gains Losses, Net	¥ 31,576	¥ 70,981	¥ 60,508